UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-4547

Exact name of registrant as specified in charter: Voyageur Mutual Funds III

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: April 30

Date of reporting period: October 31, 2007

1

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Select Growth Fund
October 31, 2007

Growth equity mutual fund

Table of contents

> Disclosure of Fund expenses	1
> Sector allocation and top 10 holdings	2
> Statement of net assets	3
> Statement of operations	5
> Statements of changes in net assets	6
> Financial highlights	7
> Notes to financial statements	12
> About the organization	16

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period May 1, 2007 to October 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 to October 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Select Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	5/1/07 to
	5/1/07	10/31/07	Ratios	10/31/07*
Actual Fund Return
Class A	$1,000.00	$1,167.80	1.48%	$ 8.06
Class B	1,000.00	1,163.70	2.23%	12.13
Class C	1,000.00	1,163.40	2.23%	12.13
Class R	1,000.00	1,166.40	1.73%	9.42
Institutional Class	1,000.00	1,169.30	1.23%	6.71
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.70	1.48%	$ 7.51
Class B	1,000.00	1,013.93	2.23%	11.29
Class C	1,000.00	1,013.93	2.23%	11.29
Class R	1,000.00	1,016.44	1.73%	8.77
Institutional Class	1,000.00	1,018.95	1.23%	6.24

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Sector allocation and top 10 holdings

Delaware Select Growth Fund

As of October 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Common Stock²	98.91%
Basic Industry/Capital Goods	0.63%
Business Services	14.32%
Consumer Durables	0.74%
Consumer Non-Durables	9.67%
Consumer Services	19.09%
Energy	1.71%
Financials	10.11%
Health Care	14.23%
Technology	28.41%
Repurchase Agreements	0.60%
Securities Lending Collateral	17.17%
Total Value of Securities	116.68%
Obligation to Return Securities Lending Collateral	(17.17% )
Receivables and Other Assets Net of Liabilities	0.49%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Weight Watchers International	5.85%
Research in Motion	5.41%
QUALCOMM	5.38%
UnitedHealth Group	5.04%
NetFlix	4.47%
IHOP	4.43%
Seagate Technology	4.37%
IntercontinentalExchange	4.34%
Teradata	3.82%
Intuit	3.63%

Statement of net assets

Delaware Select Growth Fund

October 31, 2007 (Unaudited)

	Number of
	Shares	Value
Common Stock – 98.91%²
Basic Industry/Capital Goods – 0.63%
Praxair	28,900	$ 2,470,372
		2,470,372
Business Services – 14.32%
Corporate Executive Board	124,500	8,870,625
*Equifax	97,000	3,734,500
Expeditors International Washington	169,500	8,585,175
*†Global Cash Access Holdings	596,600	5,960,034
Paychex	89,000	3,718,420
†Research in Motion	171,600	21,365,916
Reuters Group	276,500	3,811,831
Reuters Group ADR	5,500	457,765
		56,504,266
Consumer Durables – 0.74%
*†Select Comfort	255,850	2,924,366
		2,924,366
Consumer Non-Durables – 9.67%
*†NetFlix	666,000	17,629,020
NIKE Class B	21,000	1,391,460
*†Peet’s Coffee & Tea	183,200	4,995,864
Staples	146,400	3,416,976
†Starbucks	117,000	3,121,560
*Whole Foods Market	153,900	7,624,206
		38,179,086
Consumer Services – 19.09%
†eBay	278,900	10,068,290
*Heartland Payment Systems	381,100	11,433,000
*IHOP	276,300	17,498,079
International Game Technology	82,900	3,615,269
*Jackson Hewitt Tax Service	120,700	3,771,875
†MGM MIRAGE	42,200	3,865,942
*Strayer Education	10,700	1,995,122
*Weight Watchers International	450,759	23,096,891
		75,344,468
Energy – 1.71%
†Core Laboratories	17,434	2,544,318
*EOG Resources	27,000	2,392,200
Suncor Energy	16,600	1,813,218
		6,749,736
Financials – 10.11%
*†Affiliated Managers Group	6,000	789,300
*Bank of New York Mellon	86,981	4,249,022
CME Group	6,200	4,130,750
†IntercontinentalExchange	96,200	17,142,840
*NYMEX Holdings	18,400	2,364,768
*OptionsXpress Holdings	365,000	10,862,400
*†Pzena Investment Management
Class A	19,000	368,220
		39,907,300
Health Care – 14.23%
†Abiomed	195,500	2,672,485
Allergan	204,500	13,820,110
†Genentech	190,300	14,106,939
UnitedHealth Group	405,000	19,905,750
†Zimmer Holdings	81,200	5,642,588
		56,147,872
Technology – 28.41%
*†Apple	27,600	5,242,620
*Blackbaud	135,000	3,638,250
†Crown Castle International	215,000	8,830,050
†Google Class A	18,870	13,341,090
†Intuit	445,600	14,334,952
*†j2 Global Communications	206,700	6,963,723
†NAVTEQ	24,200	1,868,240
QUALCOMM	496,700	21,223,990
*†SanDisk	94,950	4,215,780
*Seagate Technology	619,000	17,232,960
†Teradata	527,800	15,058,134
*†VMware Class A	1,150	143,555
		112,093,344
Total Common Stock
(cost $304,418,543)		390,320,810

	Principal
	Amount
Repurchase Agreements – 0.60%
With BNP Paribas 4.53% 11/1/07
(dated 10/31/07, to be
repurchased at $1,601,201,
collateralized by $785,000
U.S. Treasury Notes 3.375%
due 9/15/09, market value
$781,430, $116,000
U.S. Treasury Notes 4.625%
due 11/30/08, market value
$119,126, $93,000
U.S. Treasury Notes 4.625%
due 8/31/11, market value
$95,763, $151,000
U.S. Treasury Notes 4.625%
due 10/31/11, market value
$154,469, $116,000
U.S. Treasury Notes 4.875%
due 5/31/08, market value
$118,921, $149,000
U.S. Treasury Notes 4.875%
due 8/31/08, market value
$151,546 and $205,000
U.S. Treasury Notes 5.625%
due 5/15/08, market value
$212,256)	$1,601,000	1,601,000

(continues)     3

Statement of net assets

Delaware Select Growth Fund

	Principal
	Amount	Value
Repurchase Agreements (continued)
With UBS Warburg 4.51% 11/1/07
(dated 10/31/07, to be
repurchased at $754,094,
collateralized by $464,000
U.S. Treasury Notes 4.375%
due 12/15/10, market value
$478,518, $51,000
U.S. Treasury Notes 4.675%
due 8/31/11, market value
$52,267 and $237,000
U.S. Treasury Notes 4.875%
due 10/31/08, market value
$239,175)	$ 754,000	$ 754,000
Total Repurchase Agreements
(cost $2,355,000)		2,355,000

Total Value of Securities Before Securities
Lending Collateral – 99.51%
(cost $306,773,543)		392,675,810

	Number of
	Shares
Securities Lending Collateral** – 17.17%
Investment Companies
Mellon GSL DBT II Collateral Fund 67,770,621		67,770,621
Total Securities Lending Collateral
(cost $67,770,621)		67,770,621
Total Value of Securities – 116.68%
(cost $374,544,164)		460,446,431 ©
Obligation to Return Securities Lending
Collateral** – (17.17%)		(67,770,621)
Receivables and Other Assets
Net of Liabilities – 0.49%		1,949,499
Net Assets Applicable to 13,041,887
Shares Outstanding – 100.00%		$394,625,309

Net Asset Value – Delaware Select Growth Fund
Class A ($179,091,842 / 5,656,334 Shares)		$31.66
Net Asset Value – Delaware Select Growth Fund
Class B ($113,479,945 / 3,970,878 Shares)		$28.58
Net Asset Value – Delaware Select Growth Fund
Class C ($59,601,473 / 2,108,027 Shares)		$28.27
Net Asset Value – Delaware Select Growth Fund
Class R ($1,463,181 / 46,789 Shares)		$31.27
Net Asset Value – Delaware Select Growth Fund
Institutional Class ($40,988,868 / 1,259,859 Shares)		$32.53

Components of Net Assets at October 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$ 896,850,040
Accumulated net realized loss on investments		(588,126,998)
Net unrealized appreciation of investments		85,902,267
Total net assets		$ 394,625,309

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security for the period ended October 31, 2007.
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $65,897,322 of securities loaned.
ADR – American Depositary Receipts

Net Asset Value and Offering Price Per Share –
Delaware Select Growth Fund
Net asset value Class A (A)	$31.66
Sales charges (5.75% of offering price) (B)	1.93
Offering price	$33.59

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

Statement of operations

Delaware Select Growth Fund

Six Months Ended October 31, 2007 (Unaudited)

Investment Income:
Dividends	$ 1,251,994
Securities lending income	585,192
Interest	64,193	$ 1,901,379

Expenses:
Management fees	1,433,495
Distribution expenses – Class A	207,860
Distribution expenses – Class B	592,990
Distribution expenses – Class C	285,268
Distribution expenses – Class R	4,242
Dividend disbursing and transfer agent fees and expenses	929,645
Accounting and administration expenses	76,435
Reports and statements to shareholders	56,626
Registration fees	36,500
Legal fees	32,044
Audit and tax	14,726
Custodian fees	10,806
Trustees’ fees & benefits	7,041
Insurance fees	4,944
Consulting fees	2,991
Taxes (other than taxes on income)	1,571
Dues and services	1,482
Trustees’ expenses	1,012
Pricing fees	935	3,700,613
Less expenses absorbed or waived		(256,101)
Less waived distribution expenses – Class R		(707)
Less expense paid indirectly		(735)
Total operating expenses		3,443,070
Net Investment Loss		(1,541,691)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments		44,374,557
Foreign currencies		(7,907)
Net realized gain		44,366,650
Net change in unrealized appreciation/depreciation of investments		15,718,904
Net Realized and Unrealized Gain on Investments and Foreign Currencies		60,085,554

Net Increase in Net Assets Resulting from Operations		$ 58,543,863

See accompanying notes

Statements of changes in net assets

Delaware Select Growth Fund

	Six Months	Year
	Ended	Ended
	10/31/07	4/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,541,691)	$(4,991,736)
Net realized gain on investments and foreign currencies	44,366,650	25,252,852
Net change in unrealized appreciation/depreciation of investments	15,718,904	(27,034,835)
Net increase (decrease) in net assets resulting from operations	58,543,863	(6,773,719)

Capital Share Transactions:
Proceeds from shares sold:
Class A	19,454,766	40,785,165
Class B	398,101	3,427,132
Class C	3,057,867	8,459,675
Class R	99,291	309,985
Institutional Class	6,649,025	7,174,628
	29,659,050	60,156,585
Cost of shares repurchased:
Class A	(26,633,898)	(67,379,054)
Class B	(31,309,669)	(71,952,313)
Class C	(11,361,314)	(32,158,279)
Class R	(291,726)	(364,750)
Institutional Class	(7,119,492)	(17,666,818)
	(76,716,099)	(189,521,214)
Decrease in net assets derived from capital share transactions	(47,057,049)	(129,364,629)
Net Increase (Decrease) in Net Assets	11,486,814	(136,138,348)

Net Assets:
Beginning of period	383,138,495	519,276,843
End of period (including accumulated net investment loss of $- and $5,288, respectively)	$394,625,309	$383,138,495

See accompanying notes

Financial highlights

Delaware Select Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	10/31/07[1]	4/30/07		4/30/06		4/30/05	4/30/04		4/30/03
	(Unaudited)
Net asset value, beginning of period	$ 27.110	$ 27.180		$ 20.470		$ 20.680	$ 16.700		$ 20.290

Income (loss) from investment operations:
Net investment loss[2]	(0.069)	(0.193)		(0.086)		(0.170)	(0.171)		(0.147)
Net realized and unrealized gain (loss) on investments
and foreign currencies	4.619	0.123		6.796		(0.040)	4.151		(3.443)
Total from investment operations	4.550	(0.070)		6.710		(0.210)	3.980		(3.590)

Net asset value, end of period	$ 31.660	$ 27.110		$ 27.180		$ 20.470	$ 20.680		$ 16.700

Total return[3]	16.78%	(0.26%	)	32.78%		(1.02% )	23.83%		(17.69% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$179,092	$160,170		$187,319		$173,890	$243,201		$208,395
Ratio of expenses to average net assets	1.48%	1.50%		1.55%		1.52%	1.50%		1.50%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.62%	1.64%		1.70%		1.70%	1.86%		1.83%
Ratio of net investment loss to average net assets	(0.48% )	(0.77%	)	(0.35%	)	(0.85% )	(0.87%	)	(0.92% )
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.62% )	(0.91%	)	(0.50%	)	(1.03% )	(1.23%	)	(1.25% )
Portfolio turnover	57%	51%		124%		72%	82%		69%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     7

Financial highlights

Delaware Select Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	10/31/07[1]	4/30/07		4/30/06		4/30/05	4/30/04		4/30/03
	(Unaudited)
Net asset value, beginning of period	$ 24.560	$ 24.810		$ 18.820		$ 19.160	$ 15.590		$ 19.090

Income (loss) from investment operations:
Net investment loss[2]	(0.164)	(0.365)		(0.252)		(0.310)	(0.308)		(0.259)
Net realized and unrealized gain (loss) on investments
and foreign currencies	4.184	0.115		6.242		(0.030)	3.878		(3.241)
Total from investment operations	4.020	(0.250)		5.990		(0.340)	3.570		(3.500)

Net asset value, end of period	$ 28.580	$ 24.560		$ 24.810		$ 18.820	$ 19.160		$ 15.590

Total return[3]	16.37%	(1.01%	)	31.83%		(1.77% )	22.90%		(18.33% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$113,480	$126,866		$199,863		$202,576	$281,906		$257,542
Ratio of expenses to average net assets	2.23%	2.25%		2.30%		2.27%	2.25%		2.25%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.37%	2.39%		2.45%		2.45%	2.61%		2.58%
Ratio of net investment loss to average net assets	(1.23% )	(1.52%	)	(1.10%	)	(1.60% )	(1.62%	)	(1.67% )
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(1.37% )	(1.66%	)	(1.25%	)	(1.78% )	(1.98%	)	(2.00% )
Portfolio turnover	57%	51%		124%		72%	82%		69%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Select Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	10/31/07[1]	4/30/07		4/30/06		4/30/05	4/30/04		4/30/03
	(Unaudited)
Net asset value, beginning of period	$24.300	$24.540		$18.620		$18.950	$15.430		$18.890

Income (loss) from investment operations:
Net investment loss[2]	(0.162)	(0.362)		(0.251)		(0.308)	(0.306)		(0.258)
Net realized and unrealized gain (loss) on investments
and foreign currencies	4.132	0.122		6.171		(0.022)	3.826		(3.202)
Total from investment operations	3.970	(0.240)		5.920		(0.330)	3.520		(3.460)

Net asset value, end of period	$28.270	$24.300		$24.540		$18.620	$18.950		$15.430

Total return[3]	16.34%	(0.98%	)	31.79%		(1.74% )	22.81%		(18.27% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,601	$59,271		$84,458		$64,786	$98,549		$95,552
Ratio of expenses to average net assets	2.23%	2.25%		2.30%		2.27%	2.25%		2.25%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.37%	2.39%		2.45%		2.45%	2.61%		2.58%
Ratio of net investment loss to average net assets	(1.23% )	(1.52%	)	(1.10%	)	(1.60% )	(1.62%	)	(1.67% )
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(1.37% )	(1.66%	)	(1.25%	)	(1.78% )	(1.98%	)	(2.00% )
Portfolio turnover	57%	51%		124%		72%	82%		69%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     9

Financial highlights

Delaware Select Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months						6/02/03[2]
	Ended	Year Ended					to
	10/31/07[1]	4/30/07		4/30/06		4/30/05	4/30/04
	(Unaudited)
Net asset value, beginning of period	$26.810	$26.940		$20.340		$20.620	$18.530

Income (loss) from investment operations:
Net investment loss[3]	(0.104)	(0.257)		(0.154)		(0.242)	(2.370)
Net realized and unrealized gain (loss) on investments
and foreign currencies	4.564	0.127		6.754		(0.038)	4.460
Total from investment operations	4.460	(0.130)		6.600		(0.280)	2.090

Net asset value, end of period	$31.270	$26.810		$26.940		$20.340	$20.620

Total return[4]	16.64%	(0.48%	)	32.45%		(1.36% )	11.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,463	$1,432		$1,485		$652	$262
Ratio of expenses to average net assets	1.73%	1.75%		1.82%		1.87%	1.85%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.97%	1.99%		2.05%		2.05%	2.21%
Ratio of net investment loss to average net assets	(0.73% )	(1.02%	)	(0.62%	)	(1.20% )	(1.26% )
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.97% )	(1.26%	)	(0.85%	)	(1.38% )	(1.62% )
Portfolio turnover	57%	51%		124%		72%	82% [5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
[5] The Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

Delaware Select Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	10/31/07[1]	4/30/07		4/30/06		4/30/05	4/30/04		4/30/03
	(Unaudited)
Net asset value, beginning of period	$27.820	$27.820		$20.900		$21.060	$16.970		$20.570

Income (loss) from investment operations:
Net investment loss[2]	(0.033)	(0.128)		(0.024)		(0.118)	(0.121)		(0.106)
Net realized and unrealized gain (loss) on investments
and foreign currencies	4.743	0.128		6.944		(0.042)	4.211		(3.494)
Total from investment operations	4.710	0.000		6.920		(0.160)	4.090		(3.600)

Net asset value, end of period	$32.530	$27.820		$27.820		$20.900	$21.060		$16.970

Total return[3]	16.93%	0.00%		$33.11%		(0.76% )	24.10%		(17.50% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,989	$35,399		$46,152		$31,883	$42,410		$36,080
Ratio of expenses to average net assets	1.23%	1.25%		1.30%		1.27%	1.25%		1.25%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.37%	1.39%		1.45%		1.45%	1.61%		1.58%
Ratio of net investment loss to average net assets	(0.23% )	(0.52%	)	(0.10%	)	(0.60% )	(0.62%	)	(0.67% )
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.37% )	(0.66%	)	(0.25%	)	(0.78% )	(0.98%	)	(1.00% )
Portfolio turnover	57%	51%		124%		72%	82%		69%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware Select Growth Fund

October 31, 2007 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Core Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Select Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Effective at the close of business on May 31, 2007, the Fund no longer accepts new purchases of Class B shares other than dividend reinvestments and certain permitted exchanges.

The investment objective of the Fund is to seek long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have the potential for sustainable free cash flow growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at amortized cost, which approximates value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective October 31, 2007, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $17,766 for the six months ended October 31, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expense, conducting shareholder meetings, and liquidations [collectively, “non-routine expenses”], do not exceed 1.23% of average daily net assets of the Fund through August 31, 2008.

Effective October 1, 2007, Delaware Service company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight service to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis.

Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the year ended October 31, 2007, the Fund was charged $64,945 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has contracted to limit distribution and service fees through August 31, 2008 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At October 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$246,465
Dividend disbursing, transfer agent,
administration fees and other expenses
payable to DSC	160,119
Distribution fees payable to DDLP	182,250
Other expenses payable to DMC and affiliates*	40,383

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its’ affiliates employees. For the six months ended October 31, 2007, the Fund was charged $9,538 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended October 31, 2007, DDLP earned $57,646 for commissions on sales of the Fund’s Class A shares. For the six months ended October 31, 2007, DDLP received gross CDSC commissions of $1,549, $45,415, and $1,900 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

(continues)     13

Notes to financial statements

Delaware Select Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended October 31, 2007, the Fund made purchases of $107,377,783 and sales of $160,351,347 of investment securities other than short-term investments.

At October 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2007, the cost of investments was $375,474,210. At October 31, 2007, the net unrealized appreciation was $84,972,221, of which $92,968,973 related to unrealized appreciation of investments and $7,996,752 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended October 31, 2007 and the year ended April 30, 2007.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of October 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$896,850,040
Realized gains 5/1/07 – 10/31/07	44,042,660
*Capital loss carryforwards as of 4/30/07	(631,239,612)
Unrealized appreciation of investments	84,972,221
Net assets	$394,625,309

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Delaware Technology and Innovation Fund in March 2004.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended October 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$1,546,979
Accumulated net realized loss	7,907
Paid-in Capital	(1,554,886)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at April 30, 2007 will expire as follows: $425,889,120 expires in 2010, $186,820,081 expires in 2011, and $18,530,411 expires in 2012.

For the six months ended October 31, 2007, the Fund had capital gains of $44,042,660 which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	10/31/07	4/30/07
Shares sold:
Class A	674,643	1,585,444
Class B	15,353	144,748
Class C	114,997	359,148
Class R	3,450	12,239
Institutional Class	225,211	266,893
	1,033,654	2,368,472
Shares repurchased:
Class A	(927,189)	(2,569,301)
Class B	(1,210,299)	(3,035,143)
Class C	(446,414)	(1,360,978)
Class R	(10,101)	(13,902)
Institutional Class	(237,883)	(653,370)
	(2,831,886)	(7,632,694)
Net decrease	(1,798,232)	(5,264,222)

For the six months ended October 31, 2007 and the year ended April 30, 2007, 443,020 Class B shares were converted to 400,593 Class A shares valued at $11,501,050 and 640,727 Class B shares were converted to 582,808 Class A shares valued at $15,805,165, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of October 31, 2007, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns

8. Foreign Currency Exchange Contracts (continued)

that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at October 31, 2007.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNYMellon. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by BNYMellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At October 31, 2007, the market value of the securities on loan was $65,897,322, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of net assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of October 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Select Growth Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

16

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(2495)	Printed in the USA
SA-316 [10/07] CGI 12/07	MF-07-11-052 PO12465

Semiannual Report – October 31, 2007
Delaware Large Cap Core Fund

(2502)	MF-07-11-050
SA-562 [10/07] PDF 12/07	PO12463

Disclosure of Fund expenses

For the period May 1, 2007 to October 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 to October 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Large Cap Core Fund –
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	5/1/07 to
	5/1/07	10/31/07	Ratios	10/31/07*
Actual Fund Return
Class A	$1,000.00	$1,074.60	0.95%	$4.95
Institutional Class	1,000.00	1,074.60	0.95%	4.95
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.36	0.95%	$4.82
Institutional Class	1,000.00	1,020.36	0.95%	4.82

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

1

Sector allocation and top 10 holdings

Delaware Large Cap Core Fund

As of October 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Common Stock	98.99%
Basic Materials	4.43%
Business Services	0.93%
Capital Goods	11.61%
Communication Services	2.67%
Consumer Discretionary	3.67%
Consumer Services	3.00%
Consumer Staples	7.17%
Energy	10.80%
Financials	18.53%
Health Care	12.64%
Media	2.58%
Real Estate	0.53%
Technology	18.42%
Transportation	0.95%
Utilities	1.06%
Securities Lending Collateral	3.62%
Total Value of Securities	102.61%
Obligation to Return Securities Lending Collateral	(3.62%)
Receivables and Other Assets Net of Liabilities	1.01%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Microsoft	2.88%
Exxon Mobil	2.72%
Procter & Gamble	2.50%
Johnson & Johnson	2.47%
Cisco Systems	2.21%
American International Group	2.02%
Occidental Petroleum	2.02%
Citigroup	1.98%
Bank of America	1.95%
PepsiCo	1.95%

2

Statement of net assets

Delaware Large Cap Core Fund

October 31, 2007 (Unaudited)

	Number of
	Shares	Value
Common Stock– 98.99%
Basic Materials – 4.43%
Cytec Industries	160	$ 10,674
Dow Chemical	550	24,772
Freeport-McMoRan Copper & Gold	230	27,067
Lubrizol	250	16,970
Monsanto	180	17,573
Steel Dynamics	260	13,837
		110,893
Business Services – 0.93%
Manpower	140	10,464
Republic Services	375	12,821
		23,285
Capital Goods – 11.61%
Caterpillar	590	44,019
Deere & Co	170	26,333
DRS Technologies	150	8,616
General Dynamics	150	13,644
General Electric	930	38,279
Goodrich	480	33,437
†Grant Prideco	430	21,139
Northrop Grumman	400	33,448
Textron	580	40,142
United Technologies	410	31,402
		290,459
Communication Services – 2.67%
Embarq	180	9,526
*†Qwest Communications International	1,550	11,129
Verizon Communications	1,000	46,070
		66,725
Consumer Discretionary – 3.67%
Abercrombie & Fitch Class A	300	23,760
Best Buy	550	26,685
†Coach	310	11,334
Macy’s	550	17,617
Phillips-Van Heusen	260	12,428
		91,824
Consumer Services – 3.00%
Burger King Holdings	740	19,566
Marriott International Class A	550	22,611
McDonald's	550	32,834
		75,011

(continues)     3

Statement of net assets

Delaware Large Cap Core Fund

	Number of
	Shares	Value
Common Stock– 98.99% (continued)
Consumer Staples – 7.17%
CVS Caremark	600	$ 25,062
Fortune Brands	290	24,293
†Jarden	530	18,826
PepsiCo	660	48,655
Procter & Gamble	900	62,569
		179,405
Energy – 10.80%
Chevron	320	29,283
ConocoPhillips	550	46,728
EOG Resources	300	26,580
Exxon Mobil	740	68,072
†National Oilwell Varco	340	24,902
Occidental Petroleum	730	50,406
Schlumberger	250	24,143
		270,114
Financials – 18.53%
AFLAC	300	18,834
American International Group	800	50,495
Bank of America	1,010	48,762
Bank of New York Mellon	640	31,264
Bear Stearns	140	15,904
Berkley (W.R.)	520	15,647
†Blackstone Group	460	11,698
Capital One Financial	350	22,957
CIT Group	450	15,858
Citigroup	1,180	49,441
Fannie Mae	300	17,112
Freddie Mac	260	13,580
JPMorgan Chase	900	42,300
MBIA	310	13,342
Morgan Stanley	410	27,577
PMI Group	390	6,252
Prudential Financial	280	27,082
U.S. Bancorp	640	21,222
*Washington Mutual	510	14,219
		463,546

4

	Number of
	Shares	Value
Common Stock– 98.99% (continued)
Health Care – 12.64%
†Amgen	420	$ 24,406
†Express Scripts Class A	400	25,240
†Gen-Probe	250	17,505
†Gilead Sciences	600	27,714
†Hologic	200	13,586
Johnson & Johnson	950	61,911
Medtronic	520	24,669
Merck	690	40,199
UnitedHealth Group	500	24,575
†WellPoint	250	19,808
Wyeth	750	36,473
		316,086
Media – 2.58%
CBS Class B	670	19,229
*†Comcast Class A	750	15,789
Disney (Walt)	850	29,435
		64,453
Real Estate – 0.53%
Host Hotels & Resorts	600	13,296
		13,296
Technology – 18.42%
Applied Materials	810	15,730
†Cisco Systems	1,670	55,210
Corning	1,130	27,425
†EMC	1,490	37,831
†Google Class A	60	42,420
Hewlett-Packard	730	37,726
Intel	1,500	40,350
*International Business Machines	400	46,448
†MetroPCS Communications	200	4,500
Microsoft	1,960	72,148
Motorola	1,060	19,917
QUALCOMM	650	27,775
Texas Instruments	720	23,472
†VeriFone Holdings	200	9,886
		460,838
Transportation – 0.95%
Norfolk Southern	460	23,759
		23,759
Utilities – 1.06%
Exelon	320	26,490
		26,490
Total Common Stock
(cost $2,130,560)		2,476,184

Total Value of Securities Before Securities Lending Collateral – 98.99%
(cost $2,130,560)		2,476,184

(continues)     5

Statement of net assets

Delaware Large Cap Core Fund

	Number of	Value
	Shares
Securities Lending Collateral** – 3.62%
Investment Companies
Mellon GSL DBT II Collateral Fund	90,490	$90,490
Total Securities Lending Collateral (cost $90,490)		90,490

Total Value of Securities – 102.61%
(cost $2,221,050)		2,566,674 ©
Obligation to Return Securities Lending Collateral** – (3.62%)		(90,490)

Receivables and Other Assets Net of Liabilities – 1.01%		25,326
Net Assets Applicable to 244,398 Shares Outstanding – 100.00%		$2,501,510

Net Asset Value – Delaware Large Cap Core Fund
Class A ($35,023 / 3,421 Shares)		$10.24
Net Asset Value – Delaware Large Cap Core Fund
Institutional Class ($2,466,487 / 240,977 Shares)		$10.24

Components of Net Assets at October 31, 2007:
Shares of beneficial interest (unlimited authorization – no par)		$2,087,530
Undistributed net investment income		8,002
Accumulated net realized gain investments		60,354
Net unrealized appreciation of investments		345,624
Total net assets		$2,501,510

†Non-income producing security for the period ended October 31, 2007.
*Fully or partially on loan.
**See Note 8 in “Notes to financial statements.”
©Includes $86,602 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Large Cap Core Fund
Net asset value Class A (A)		$10.24
Sales charge (5.75% of offering price) (B)		0.62
Offering price
		$10.86

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

6

Statement of operations

Delaware Large Cap Core Fund

Six Months Ended October 31, 2007 (Unaudited)

Investment Income:
Dividends	$18,948
Interest	682
Security lending income	22	$ 19,652

Expenses:
Management fees	7,831
Audit and tax fees	6,317
Reports and statements to shareholders	2,478
Registration fees	2,127
Custodian fees	897
Pricing fees	505
Accounting and administration expenses	484
Dividend disbursing and transfer agent fees and expenses	97
Legal fees	66
Trustees' fees and benefits	52
Insurance fees	29
Distribution expenses – Class A	24
Dues and services	11
Consulting fees	10
Taxes (other than taxes on income)	3	20,931
Less expenses absorbed or waived		(9,438)
Less waiver of distribution expenses – Class A		(24)
Total operating expenses		11,469
Net Investment Income		8,183

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		60,354
Net change in unrealized appreciation/depreciation of investments		103,111
Net Realized and Unrealized Gain on Investments		163,465

Net Increase in Net Assets Resulting from Operations		$ 171,648

See accompanying notes

7

Statement of changes in net assets

Delaware Large Cap Core Fund

	Six Months
	Ended	8/31/06*
	10/31/07	to
	(Unaudited)	4/30/07
Increase in Net Assets from Operations:
Net investment income	$ 8,183	$ 9,245
Net realized gain on investments	60,354	45,454
Net change in unrealized appreciation/
depreciation of investments	103,111	242,513
Net increase in net assets resulting
from operations	171,648	297,212

Dividends and Distributions to
Shareholders from:
Net investment income:
Class A	(22)	(9)
Institutional Class	(3,551)	(5,882)

Net realized gain on investments:
Class A	(235)	(10)
Institutional Class	(38,112)	(7,059)
	(41,920)	(12,960)
Capital Share Transactions:
Proceeds from shares sold:
Class A	21,339	13,008
Institutional Class	4	2,000,009

Net asset value of shares issued upon
reinvestment of dividends and distributions:
Class A	257	19
Institutional Class	41,663	12,941
	63,263	2,025,977
Cost of shares repurchased:
Class A	(1,710)	—
Institutional Class	—	—
	(1,710)	—
Increase in net assets derived
from capital share transactions	61,553	2,025,977
Net Increase in Net Assets	191,281	2,310,229

Net Assets:
Beginning of period	2,310,229	—
End of period (including undistributed
net investment income of $8,002
and $3,354, respectively)	$2,501,510	$2,310,229

*Date of commencement of operations.

See accompanying notes

8

Financial highlights

Delaware Large Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout the period were as follows:

	Six Months	8/31/06[2]
	Ended	to
	10/31/07[1]	4/30/07
	(Unaudited)
Net asset value, beginning of period	$ 9.700	$ 8.500

Income from investment operations:
Net investment income[3]	0.034	0.039
Net realized and unrealized gain on investments	0.682	1.216
Total from investment operations	0.716	1.255

Less dividends and distributions from:
Net investment income	(0.015)	(0.025)
Net realized gain on investments	(0.161)	(0.030)
Total dividends and distributions	(0.176)	(0.055)

Net asset value, end of period	$ 10.240	$ 9.700

Total return[4]	7.46%	14.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35	$14
Ratio of expenses to average net assets	0.95%	0.96%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.74%	5.27%
Ratio of net investment income to average net assets	0.69%	0.64%
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.10% )	(3.67% )
Portfolio turnover	21%	30%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value, and does not reflect the impact of a sales charge. Total investment return reflects voluntary waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     9

Financial highlights

Delaware Large Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

	Six Months	8/31/06[2]
	Ended	to
	10/31/07[1]	4/30/07
	(Unaudited)
Net asset value, beginning of period	$ 9.700	$ 8.500

Income from investment operations:
Net investment income[3]	0.034	0.039
Net realized and unrealized gain on investments	0.682	1.216
Total from investment operations	0.716	1.255

Less dividends and distributions from:
Net investment income	(0.015)	(0.025)
Net realized gain on investments	(0.161)	(0.030)
Total dividends and distributions	(0.176)	(0.055)

Net asset value, end of period	$ 10.240	$ 9.700

Total return[4]	7.46%	14.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,467	$2,296
Ratio of expenses to average net assets	0.95%	0.96%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.74%	5.02%
Ratio of net investment income to average net assets	0.69%	0.64%
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.10% )	(3.42% )
Portfolio turnover	21%	30%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return  reflects voluntary waivers and payment of fees by the manager as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

10

Notes to financial statements

Delaware Large Cap Core Fund

October 31, 2007 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers two series, Delaware Large Cap Core Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Large Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale only to certain eligible investors. As of October 31, 2007, Class C and Class R have not commenced operations.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

(continues)     11

Notes to financial statements

Delaware Large Cap Core Fund

1. Significant Accounting Policies (continued)

Effective October 31, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC). The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. For the six months ended October 31, 2007, there were no such commission rebates. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

12

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive that portion, if any, of its management fees and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage fees, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, do not exceed 0.95% of average daily net assets of the Fund. This waiver may be terminated or modified at any time.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.005% of the first $30 billion; 0.0045% of the next $10 billion; 0.004% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the six months ended October 31, 2007, the Fund was charged $410 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has elected voluntarily to waive such distribution and service fees at this time.

At October 31, 2007, the Fund had receivables due from or liabilities payable to affiliates as follows:

Receivables from DMC under limitation agreement	$402

DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended October 31, 2007, the Fund was charged $43 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

(continues)     13

Notes to financial statements

Delaware Large Cap Core Fund

3. Investments

For the six months ended October 31, 2007, the Fund made purchases of $251,915 and sales of $253,884 of investment securities other than short-term investments.

At October 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2007, the cost of investments was $2,221,050. At October 31, 2007, the net unrealized appreciation was $345,624, of which $422,935 related to unrealized appreciation of investments and $77,311 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended October 31, 2007 and period August 31, 2006 to April 30, 2007 was as follows:

	Six Months	8/31/06*
	Ended	to
	10/31/07**	4/30/07
Ordinary Income	$41,920	$12,960

*  Date of commencement of operations.
**Tax information for the period ended October 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of October 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$2,087,530
Undistributed ordinary income	46,993
Realized gains 5/1/07 – 10/31/07	21,363
Unrealized appreciation of investments	345,624
Net assets	$2,501,510

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividend and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended October 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$38
Accumulated net realized loss	(38)

14

6. Capital Shares

Transactions in capital stock shares were as follows:

	Six Months	8/31/06*
	Ended	to
	10/31/07	4/30/07
Shares sold:
Class A	2,132	1,441
Institutional Class	1	235,295

Shares issued upon reinvestment of dividends and distributions:
Class A	26	2
Institutional Class	4,256	1,425
	6,415	238,163

Shares repurchased:
Class A	(180)	—
Institutional Class	—	—
	(180)	—
Net Increase	6,235	238,163

*Date of commencement of operations.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of October 31, 2007, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities.

The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At October 31, 2007, the market value of the securities on loan was $86,602, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of net assets under the caption “Securities Lending Collateral.”

(continues)     15

Notes to financial statements

Delaware Large Cap Core Fund

9. Credit and Market Risk

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of October 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Large Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Core Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Lincoln Financial Group privacy notice

Your privacy is important to us
We want you to know that protecting the privacy of your personal information is one of our top priorities. We value our relationship with you. The very nature of our relationship with you requires us to collect or share certain types of information about you. We want you to know what information we collect, how we protect it and how we may use it. This privacy notice explains how we use and protect potential, current and former customer information. Please read it carefully.

What personal information do we have?
We collect information, such as name, address, social security number, assets, income or employment status, that we need to provide the products or services you request and to administer your business with us. We may also collect health information as you authorize. The type of information we collect depends on the products or services you request and may include:

  Information we receive from you when you request product information or complete an application, a fact finder form for financial planning, or other form;

  Information we receive from your employer in connection with its sponsoring and administering your retirement plan;

  Information about your transactions and relationships with us and our family of companies;
Information we receive from consumer-reporting agencies; and Information we receive from third parties in order to provide products to you (such as motor vehicle reports and medical information).

How do we use your personal information?
We may use your personal information and may provide it to others such as your agent or broker, reinsurance companies and firms providing services to us (such as financial printers and information service vendors):

To process your requests and transactions; To fulfill legal and regulatory requirements;	To perform services for us or on our behalf or on your behalf; and For joint marketing of our products and services.

We do not disclose nonpublic personal information about our potential, current and former customers unless allowed or required by law. We may, as permitted by law, share your financial information with our affiliates and others to market products or services to you. Where required by law, we may need to give you the option to “opt-in” or “opt-out” before we can share your information for the purpose of marketing products and services to you.	We will not disclose any medical or health information we collect about you unless authorized by you to do so or permitted by law. We may share such information without authorization, to the extent permitted by law, with third parties or affiliates assisting us, such as those who assist us in underwriting insurance or investigating a claim for benefits.

Protecting the confidentiality of your personal information
We only allow access to your personal information to those individuals who need it in order to provide products or services to you or to perform services for us or on our behalf. Individuals who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information. We maintain safeguards to protect your personal information.

Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

This privacy notice is being provided on behalf of the following entities:

Delaware Distributors, L.P.	Delaware Management Trust Company
Delaware Investments® Family of Funds	Delaware Service Company, Inc.
Delaware Management Company

This page is not part of the semiannual report.

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

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     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Mutual Funds III

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 7, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 7, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	January 7, 2008

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